Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research and Development Expenses [Abstract]
Research and Development Expenses

Note 14 - Research and Development Expenses

	For the year ended December 31
	2021	2020	2019
	USD thousands
Salaries, wages and related expenses	1,721	1,209	804
Share-based payments (see also Note 11)	557	756	238
Service providers	9,549	5,273	1,236

	11,827	7,238	2,278